New standards not yet adopted IFRS 16 Narrative (Detail) € in Thousands	Dec. 31, 2018 EUR (€)
New standards not yet adopted IFRS 16 [Abstract]
IFRS 16 additional lease liabilities at date of transition-Total	€ 4,998
IFRS 16 Depreciation Impact	€ 2,483